UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-4748

DREYFUS PREMIER FIXED INCOME FUNDS
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	10/31
Date of reporting period:	10/31/06

FORM N-CSR
Item 1.	Reports to Stockholders.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses
With Those of Other Funds
9	Statement of Investments
30	Statement of Financial Futures
30	Statement of Options Written
31	Statement of Assets and Liabilities
32	Statement of Operations
33	Statement of Changes in Net Assets
35	Financial Highlights
39	Notes to Financial Statements
55	Report of Independent Registered
Public Accounting Firm
56	Important Tax Information
57	Information About the Review and Approval
of the Fund’s Management Agreement
62	Board Members Information
64	Officers of the Fund

FOR MORE INFORMATION

Back Cover

Dreyfus Premier
Core Bond Fund

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Premier Core Bond Fund, covering the 12-month period from November 1, 2005, through October 31, 2006.

Although reports of slower U.S. economic growth and declining housing prices recently have raised economic concerns, we believe that neither a domestic recession nor a major shortfall in global growth is likely.A stubbornly low unemployment rate suggests that labor market conditions remain strong,and stimulative monetary policies over the last several years have left a legacy of ample financial liquidity worldwide.These and other factors should continue to support further economic expansion, but at a slower rate than we saw earlier this year.

The U.S. bond market also appears to be expecting a slower economy, as evidenced by an “inverted yield curve” at the end of October, in which yields of two-year U.S.Treasury securities were lower than the overnight federal funds rate.This anomaly may indicate that short-term interest rates have peaked, and that investors expect the Federal Reserve Board’s next move to be toward lower short-term interest rates. As always, we encourage you to discuss the implications of these and other matters with your financial adviser.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s portfolio manager.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

Kent Wosepka, Portfolio Manager

How did Dreyfus Premier Core Bond Fund perform relative to its benchmark?

For the 12-month period ended October 31, 2006, the fund’s Class A shares achieved a 5.45% total return and distributed aggregate income dividends of $0.68 per share, Class B shares achieved a 4.93% total return and distributed aggregate income dividends of $0.61 per share, Class C shares achieved a 4.67% total return and distributed aggregate income dividends of $0.57 per share, and Class R shares achieved a 5.73% total return and distributed aggregate income dividends of $0.71 per share.1 The fund’s benchmark, the Lehman Brothers U.S.Aggregate Index (the “Index”), produced a total return of 5.19% for the same period.2

Lackluster bond market returns early in the reporting period were erased in a market rally during the summer of 2006 as investors anticipated stabilizing interest rates and slower economic growth. The fund’s Class A shares produced a higher return than the benchmark, primarily due to strong returns from our duration management and sector allocation strategies.

What is the fund’s investment approach?

The fund seeks to maximize total return through capital appreciation and current income. At least 80% of the fund must be invested in bonds, which include U.S.Treasury securities, U.S. government agency securities, corporate bonds, mortgage- and asset-backed securities, convertible securities and preferred stocks.The fund may invest up to 35% of its assets in bonds of below investment-grade credit quality, also known as high yield securities. However, the fund seeks to maintain an overall portfolio credit quality of investment-grade (BBB or higher).

What other factors affected the fund’s performance?

The Federal Reserve Board (the “Fed”) continued to raise short-term interest rates over the reporting period’s first half in an attempt to

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

forestall an acceleration of inflation in a growing U.S. economy. In fact, in early May 2006, hawkish comments by Fed Chairman Bernanke were interpreted as a signal that interest rates might move higher than previously expected, and bond prices fell sharply.

Over the summer, however, softening housing markets and more moderate employment gains indicated that the U.S. economy was growing more slowly.This perception was later confirmed when the U.S. Department of Commerce estimated an annualized GDP growth rate of 1.6% for the third quarter of 2006, down from 2.6% and 5.6% in the second and first quarters, respectively. Citing an economic slowdown, the Fed refrained from raising interest rates at its meetings in August, September and October.The bond market rallied strongly, more than offsetting earlier losses as investors first anticipated and then reacted to the Fed’s first pauses in more than two years.

The fund benefited early in the reporting period from a relatively short average duration, which helped to protect it from the brunt of the market’s weakness in the spring.We moved first to a neutral position and then to a slightly long position, which enabled the fund to participate more fully in the market rally.

High yield and emerging market bonds posted attractive returns during the reporting period overall, and the fund benefited from modest positions in both sectors. In the high yield market, we focused on securities with relatively short maturities, which we regarded as less likely to be affected by unexpected credit risks. Among emerging-market bonds, securities from Brazil, Poland, Egypt and Argentina provided high levels of current income and, in some case, price appreciation. In addition, credit default swaps designed to provide protection from a declining market in Ecuador gained value during a period of temporary political uncertainty.

Our security selection strategy among investment-grade corporate bonds proved to be particularly successful, as we avoided issuers engaged in leveraged buyouts and other activities we considered unfriendly to bondholders. We focused instead on regulated issuers,

4

such as banks, brokers, utilities and real estate investment trusts, which typically provide more stringent covenant protections.

At times during the reporting period, we made tactical allocations to Treasury Inflation Protected Securities (TIPS).Although TIPS benefited early in the reporting period from high inflation accruals, these gains were later erased when energy prices fell sharply over the summer, detracting from the fund’s performance.The fund’s underweight position in mortgage-backed securities also hindered performance to a degree,but any resulting weakness was offset by better results from commercial mortgages and asset-backed securities.

What is the fund’s current strategy?

Recent evidence of slower economic growth suggests to us that the Fed is likely to forego additional rate hikes for the next few months. Accordingly, we have set the fund’s average duration in a position that is slightly longer than industry averages. In addition, we have maintained a defensive posture in corporate bonds due to high levels of event risk, and we maintained an overweight position relative to the Index in asset-backed and commercial mortgage-backed securities.We also recently re-established positions in TIPS, which may have become oversold if current inflation expectations prove to be too low.

November 15, 2006

[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through September 30, 2007, at which time it may be extended, modified or terminated. Had these expenses not been absorbed, the fund’s returns would have been lower.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Lehman Brothers U.S. Aggregate Index is a widely accepted, unmanaged total return index of corporate, U.S. government and U.S. government agency debt instruments, mortgage-backed securities and asset-backed securities with an average maturity of 1-10 years.

The Fund 5

FUND PERFORMANCE
† Source: Lipper Inc.
Past performance is not predictive of future performance.
The above graph compares a $10,000 investment made in Class A shares of Dreyfus Premier Core Bond Fund on
10/31/96 to a $10,000 investment made in the Lehman Brothers U.S. Aggregate Index (the “Index”) on that date.
All dividends and capital gain distributions are reinvested. Performance for Class B, Class C and Class R shares will vary from the performance of Class A shares due to differences in charges and expenses.
The fund invests primarily in fixed-income securities of domestic and foreign issuers.The fund’s performance shown in the line graph takes into account the maximum initial sales charge on Class A shares and all other applicable fees and
expenses.The Index is a widely accepted, unmanaged total return index of corporate, U.S. government and U.S.
government agency debt instruments, mortgage-backed securities and asset-backed securities with an average maturity of
1-10 years.The Index does not take into account charges, fees and other expenses. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

6

Average Annual Total Returns as of 10/31/06

	Inception				From
	Date	1 Year	5 Years	10 Years	Inception

Class A shares
with maximum sales charge (4.5%)		0.68%	3.36%	5.55%
without sales charge		5.45%	4.32%	6.04%
Class B shares
with applicable redemption charge †	3/1/00	0.93%	3.50%	—	5.15%
without redemption	3/1/00	4.93%	3.83%	—	5.15%
Class C shares
with applicable redemption charge ††	3/1/00	3.67%	3.58%	—	4.78%
without redemption	3/1/00	4.67%	3.58%	—	4.78%
Class R shares	3/1/00	5.73%	4.67%	—	5.90%

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class B shares assumes the conversion of Class B shares to Class A shares at the end of the sixth year following the date of purchase.

† The maximum contingent deferred sales charge for Class B shares is 4%. After six years Class B shares convert to Class A shares.

The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

The Fund 7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier Core Bond Fund from May 1, 2006 to October 31, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2006
	Class A	Class B	Class C	Class R

Expenses paid per $1,000 †	$ 4.69	$ 7.25	$ 8.54	$ 3.40
Ending value (after expenses)	$1,044.50	$1,041.20	$1,039.90	$1,045.20

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended October 31, 2006

	Class A	Class B	Class C	Class R

Expenses paid per $1,000 †	$ 4.63	$ 7.17	$ 8.44	$ 3.36
Ending value (after expenses)	$1,020.62	$1,018.10	$1,016.84	$1,021.88

† Expenses are equal to the fund’s annualized expense ratio of .91% for Class A, 1.41% for Class B, 1.66% for Class C and .66% for Class R, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

8

STATEMENT OF INVESTMENTS October 31, 2006
	Coupon	Maturity	Principal
Bonds and Notes—141.4%	Rate (%)	Date	Amount ($)	Value ($)

Aerospace & Defense—.1%
L-3 Communications,
Bonds	3.00	8/1/35	625,000 [a]	650,780
Agricultural—.4%
Phillip Morris,
Debs.	7.75	1/15/27	2,000,000 [b]	2,460,514
Airlines—.0%
U.S. Air,
Enhanced Equipment Notes,
Cl. CL C	8.93	10/15/09	1,435,843 [c,d]	144
Asset-Backed Ctfs./
Auto Receivables—2.1%
Capital Auto Receivables Asset
Trust, Ser. 2005-1, Cl. D	6.50	5/15/12	1,100,000 [a]	1,086,195
Capital Auto Receivables Asset
Trust, Ser. 2006-1, Cl. D	7.16	1/15/13	1,450,000 [a]	1,467,448
Capital One Auto Finance Trust,
Ser. 2003-B, Cl. A4	3.18	9/15/10	300,856	297,198
Ford Credit Auto Owner Trust,
Ser. 2004-A, Cl. C	4.19	7/15/09	1,400,000	1,385,719
Ford Credit Auto Owner Trust,
Ser. 2005-B, Cl. B	4.64	4/15/10	1,985,000	1,966,857
Ford Credit Auto Owner Trust,
Ser. 2006-B, Cl. D	7.12	2/15/13	900,000 [a]	915,599
GS Auto Loan Trust,
Ser. 2004-1, Cl. A4	2.65	5/16/11	475,000	469,175
Hyundai Auto Receivables Trust,
Ser. 2006-A, Cl. A2	5.13	2/16/09	1,342,887	1,342,523
Hyundai Auto Receivables Trust,
Ser. 2006-B, Cl. C	5.25	5/15/13	635,000	633,368
Navistar Financial Owner Trust,
Ser. 2003-A, Cl. A4	2.24	11/15/09	606,591	602,310
Onyx Acceptance Grantor Trust,
Ser. 2003-D, Cl. A4	3.20	3/15/10	498,000	492,081
WFS Financial Owner Trust,
Ser. 2004-1, Cl. A4	2.81	8/22/11	433,765	425,478
WFS Financial Owner Trust,
Ser. 2005-2, Cl. B	4.57	11/19/12	2,560,000	2,534,195
				13,618,146

The Fund 9

STATEMENT OF INVESTMENTS (continued)
	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Asset-Backed Ctfs./Credit Cards—1.9%
MBNA Credit Card Master Note
Trust, Ser. 2002-C1, Cl. C1	6.80	7/15/14	11,322,000	12,106,438
Asset-Backed Ctfs./
Home Equity Loans—7.8%
Bayview Financial Acquisition
Trust, Ser. 2005-B, Cl. 1A6	5.21	4/28/39	2,550,000 [e]	2,481,283
Centex Home Equity,
Ser. 2006-A, Cl. AV1	5.37	6/25/36	1,573,662 [e]	1,574,640
Citicorp Residential Mortgage
Securities, Ser. 2006-1,
Cl. A1	5.96	7/25/36	2,246,106 [e]	2,248,402
Citigroup Mortgage Loan Trust,
Ser. 2005-WF1, Cl. A5	5.01	2/25/35	2,350,000 [e]	2,293,741
Citigroup Mortgage Loan Trust,
Ser. 2005-OPT1, Cl. A1B	5.53	2/25/35	395,994 [e]	396,529
Countrywide Asset-Backed Ctfs.,
Ser. 2006-1, Cl. AF1	5.45	7/25/36	2,210,613 [e]	2,212,111
Credit-Based Asset Servicing and
Securitization, Ser. 2005-CB4,
Cl. AV1	5.42	8/25/35	483,889 [e]	484,174
Credit-Based Asset Servicing and
Securitization, Ser. 2006-CB1,
Cl. AF1	5.46	1/25/36	1,980,673 [e]	1,971,701
Credit-Based Asset Servicing and
Securitization, Ser. 2005-CB8,
Cl. AF5	5.65	12/25/35	3,167,000 [e]	3,156,100
Home Equity Asset Trust,
Ser. 2005-5, Cl. 2A1	5.43	11/25/35	1,390,992 [e]	1,392,046
Home Equity Asset Trust,
Ser. 2005-8, Cl. M4	5.90	2/25/36	1,870,000 [e]	1,878,379
Home Equity Mortgage Trust,
Ser. 2006-5, Cl. A1	5.50	1/25/37	1,585,000 [e]	1,584,017
Morgan Stanley Mortgage Loan
Trust, Ser. 2006-15XS, Cl. A6B	5.83	11/25/36	955,000 [e]	955,000
Ownit Mortgage Loan Asset Backed
Certificates, Ser. 2006-1,
Cl. AF1	5.42	12/25/36	2,875,545 [e]	2,861,667
Popular ABS Mortgage Pass-Through
Trust, Ser. 2005-6, Cl. M1	5.91	1/25/36	2,100,000 [e]	2,109,151

10

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Asset-Backed Ctfs./
Home Equity Loans (continued)
Renaissance Home Equity Loan
Trust, Ser. 2006-1, Cl. AF2	5.53	5/25/36	3,000,000 [e]	2,994,548
Residential Asset Mortgage
Products, Ser. 2004-RS12,
Cl. AI6	4.55	12/25/34	1,450,000	1,414,974
Residential Asset Mortgage
Products, Ser. 2005-RZ1, Cl. A1	5.42	4/25/35	437,072 [e]	437,390
Residential Asset Mortgage
Products, Ser. 2005-RS2, Cl. M2	5.80	2/25/35	2,105,000 [e]	2,132,226
Residential Asset Mortgage
Products, Ser. 2005-RS2, Cl. M3	5.87	2/25/35	600,000 [e]	608,845
Residential Asset Securities
Corp., Ser. 2005-AHL2, Cl. M3	5.79	10/25/35	555,000 [e]	557,405
Residential Asset Securities,
Ser. 2003-KS7, Cl. MI3	5.75	9/25/33	1,256,257	1,226,795
Residential Asset Securities,
Ser. 2005-EMX3, Cl. M1	5.75	9/25/35	2,290,000 [e]	2,301,466
Residential Asset Securities,
Ser. 2005-AHL2, Cl. M2	5.76	10/25/35	875,000 [e]	879,735
Residential Asset Securities,
Ser. 2005-EMX3, Cl. M2	5.77	9/25/35	2,585,000 [e]	2,595,669
Residential Funding Mortgage
Securities II, Ser. 2006-HSA2,
Cl. AI1	5.43	3/25/36	640,491 [e]	640,856
Saxon Asset Securities Trust,
Ser. 2004-2, Cl. AF2	4.15	8/25/35	5,946,868 [e]	5,899,183
Soundview Home Equity Loan Trust,
Ser. 2005-B, Cl. M2	5.73	5/25/35	1,400,000 [e]	1,390,924
Specialty Underwriting &
Residential Finance,
Ser. 2005-BC1, Cl. A1A	5.43	12/25/35	11,275 [e]	11,282
				50,690,239
Asset-Backed Ctfs./
Manufactured Housing—.8%
Green Tree Financial,
Ser. 1994-7, Cl. M1	9.25	3/15/20	2,267,241	2,347,062
Origen Manufactured Housing,
Ser. 2005-B, Cl. A2	5.25	12/15/18	1,500,000	1,495,193

The Fund 11

STATEMENT OF INVESTMENTS (continued)
	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Asset-Backed Ctfs./
Manufactured Housing (continued)
Origen Manufactured Housing,
Ser. 2005-B, Cl. M2	6.48	1/15/37	1,000,000	1,008,107
				4,850,362
Automobile Manufacturers—1.0%
DaimlerChrysler N.A. Holding,
Notes	4.88	6/15/10	1,100,000	1,074,846
DaimlerChrysler N.A. Holding,
Gtd. Notes	5.82	3/13/09	1,925,000 [e]	1,927,516
DaimlerChrysler N.A. Holding,
Gtd. Notes, Ser. E	6.02	10/31/08	3,745,000 [e]	3,758,984
				6,761,346
Banks—7.2%
Bacob Bank,
Sub. Notes	7.25	9/29/49	1,410,000 [a,e]	1,432,209
Chevy Chase Bank, F.S.B.,
Sub. Notes	6.88	12/1/13	1,710,000	1,727,100
Chuo Mitsui Trust & Banking,
Sub. Notes	5.51	12/29/49	3,090,000 [a,e]	2,973,461
City National Bank/Beverly Hills
CA, Sub. Notes	6.38	1/15/08	350,000	353,433
Colonial Bank N.A./Montgomery, AL
Sub. Notes	6.38	12/1/15	1,530,000	1,581,139
Colonial Bank N.A./Montgomery, AL
Sub. Notes	8.00	3/15/09	540,000	564,675
Crestar Capital Trust I,
Gtd. Cap. Secs.	8.16	12/15/26	1,165,000	1,214,586
Glitnir Banki,
Unscd. Bonds	7.45	9/14/49	1,915,000 [a]	2,050,264
Industrial Bank of Korea,
Sub. Notes	4.00	5/19/14	3,305,000 [a,e]	3,176,069
Islandsbanki,
Notes	5.53	10/15/08	1,025,000 [a,e]	1,023,016
Landsbanki Islands,
Notes	6.10	8/25/09	3,225,000 [a,e]	3,228,157
Popular North America,
Notes	5.74	12/12/07	1,815,000 [e]	1,819,703
Shinsei Finance Cayman,
Bonds	6.42	1/29/49	735,000 [a,e]	740,483

12

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Banks (continued)
Sovereign Bancorp,
Sr. Notes	5.68	3/1/09	2,965,000 [a,e]	2,973,367
SunTrust Preferred Capital I,
Notes	5.85	12/15/49	440,000 [e]	444,029
USB Capital IX,
Gtd. Notes	6.19	4/15/49	6,410,000 [b,e]	6,551,026
Washington Mutual,
Sub. Notes	4.63	4/1/14	3,680,000 [b]	3,452,392
Washington Mutual,
Notes	5.67	1/15/10	1,550,000 [e]	1,557,381
Wells Fargo Capital B,
Bonds	7.95	12/1/26	1,200,000 [a]	1,249,167
Wells Fargo Capital I,
Gtd. Cap. Secs.	7.96	12/15/26	450,000	468,610
Western Financial Bank,
Sub. Debs.	9.63	5/15/12	2,390,000	2,635,123
Zions Bancorporation,
Sr. Unscd. Notes	5.49	4/15/08	3,000,000 [e]	3,002,334
Zions Bancorporation,
Sub. Notes	6.00	9/15/15	1,990,000	2,044,456
				46,262,180
Building & Construction—1.0%
American Standard,
Gtd. Notes	7.38	2/1/08	2,115,000	2,150,716
Centex,
Notes	4.75	1/15/08	1,010,000	1,000,490
D.R. Horton,
Gtd. Notes	5.88	7/1/13	1,870,000	1,834,724
D.R. Horton,
Gtd. Notes	8.00	2/1/09	1,250,000	1,314,459
				6,300,389
Chemicals—.7%
Equistar Chemicals/Funding,
Gtd. Notes	10.13	9/1/08	735,000	782,775
ICI North America,
Debs.	8.88	11/15/06	1,075,000	1,076,090
ICI Wilmington,
Gtd. Notes	4.38	12/1/08	575,000	562,846

The Fund 13

STATEMENT OF INVESTMENTS (continued)
	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Chemicals (continued)
Lubrizol,
Debs.	6.50	10/1/34	955,000	975,441
RPM International,
Sr. Notes	4.45	10/15/09	1,415,000	1,370,149
				4,767,301
Commercial &
Professional Services—1.3%
Aramark Services,
Gtd. Notes	6.38	2/15/08	2,600,000	2,606,640
Aramark Services,
Gtd. Notes	7.00	5/1/07	2,415,000	2,425,812
ERAC USA Finance,
Notes	5.63	4/30/09	965,000 [a,e]	967,247
ERAC USA Finance,
Notes	7.95	12/15/09	1,095,000 [a]	1,174,995
R.R. Donnelley & Sons,
Notes	5.00	11/15/06	1,000,000	999,420
				8,174,114
Commercial Mortgage
Pass-Through Ctfs.—4.3%
Bayview Commercial Asset Trust,
Ser. 2005-3A, Cl. A2	5.72	11/25/35	2,574,753 [a,e]	2,574,753
Bayview Commercial Asset Trust,
Ser. 2003-1, Cl. A	5.90	8/25/33	766,603 [a,e]	767,905
Bayview Commercial Asset Trust,
Ser. 2003-2, Cl. A	5.90	12/25/33	990,173 [a,e]	993,267
Bayview Commercial Asset Trust,
Ser. 2005-4A, Cl. M5	5.97	1/25/36	658,520 [a,e]	658,520
Bayview Commercial Asset Trust,
Ser. 2004-1, Cl. M2	6.52	4/25/34	419,912 [a,e]	426,475
Bayview Commercial Asset Trust,
Ser. 2006-2A, Cl. B3	8.02	7/25/36	379,052 [a,e]	379,048
Bayview Commercial Asset Trust,
Ser. 2005-3A, Cl. B3	8.32	11/25/35	633,730 [a,e]	643,797
Bear Stearns Commercial Mortgage
Securities, Ser. 2004-PWR5,
Cl. A2	4.25	7/11/42	1,550,000	1,516,486

14

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Commercial Mortgage
Pass-Through Ctfs. (continued)
Bear Stearns Commercial Mortgage
Securities, Ser. 2005-T18,
Cl. A2	4.56	2/13/42	1,900,000 [e]	1,873,562
Calwest Industrial Trust,
Ser. 2002-CALW, Cl. A	6.13	2/15/17	2,035,000 [a]	2,124,756
Credit Suisse/Morgan Stanley
Commercial Mortgage Certificates,
Ser. 2006-HC1A, Cl. A1	5.51	5/15/23	3,150,000 [a,e]	3,152,892
Crown Castle Towers,
Ser. 2005-1A, Cl. D	5.61	6/15/35	1,815,000 [a]	1,809,705
Global Signal Trust,
Ser. 2006-1, Cl. D	6.05	2/15/36	2,275,000 [a]	2,298,398
Global Signal Trust,
Ser. 2006-1, Cl. E	6.50	2/15/36	550,000 [a]	551,936
GMAC Commercial Mortgage
Securities, Ser. 2003-C3,
Cl. A2	4.22	4/10/40	1,475,000	1,444,303
SBA CMBS Trust,
Ser. 2006-1A, Cl. D	5.85	11/15/36	890,000 [a]	892,446
Washington Mutual Asset
Securities, Ser. 2003-C1A,
Cl. A	3.83	1/25/35	5,928,891 [a]	5,741,631
				27,849,880
Diversified Financial Services—12.2%
American Express,
Sub. Debs.	6.80	9/1/66	1,000,000 [e]	1,065,291
Ameriprise Financial,
Jr. Sub. Bonds	7.52	6/1/66	3,050,000 [e]	3,322,371
Amvescap,
Notes	4.50	12/15/09	3,500,000	3,419,381
Amvescap,
Notes	5.38	12/15/14	900,000	886,810
Amvescap,
Sr. Notes	5.90	1/15/07	1,960,000	1,961,311
Capital One Financial,
Sr. Notes	5.67	9/10/09	2,500,000 [e]	2,508,953

The Fund 15

STATEMENT OF INVESTMENTS (continued)
		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)	Value ($)

Diversified Financial
Services (continued)
CIT Group,
Sr. Notes		5.56	8/15/08	2,820,000 [e]	2,826,926
Countrywide Home Loans,
Gtd. Notes, Ser. L		2.88	2/15/07	3,345,000	3,321,652
Countrywide Home Loans,
Notes		4.13	9/15/09	2,010,000	1,951,736
FCE Bank,
Notes	EUR	4.38	9/30/09	1,350,000 [e,f]	1,649,782
Ford Motor Credit,
Notes		6.19	9/28/07	3,200,000 [e]	3,179,453
Fuji JGB Investment,
Bonds		9.87	12/29/49	1,620,000 [a,e]	1,731,265
Glencore Funding,
Gtd. Notes		6.00	4/15/14	3,920,000 [a]	3,813,380
GMAC,
Notes		6.27	1/16/07	3,210,000 [e]	3,209,740
HSBC Finance,
Sr. Notes		5.74	9/14/12	4,195,000 [b,e]	4,229,449
Jefferies Group,
Sr. Notes		7.75	3/15/12	1,050,000	1,153,173
Kaupthing Bank,
Notes		6.07	1/15/10	2,960,000 [a,b,e]	2,960,201
Kaupthing Bank,
Notes		7.13	5/19/16	4,100,000 [a,b]	4,375,147
Leucadia National,
Sr. Notes		7.00	8/15/13	1,520,000	1,537,100
MBNA Capital A,
Gtd. Cap. Secs., Ser. A		8.28	12/1/26	1,300,000	1,355,718
MUFG Capital Finance I,
Gtd. Bonds		6.35	7/29/49	3,650,000 [e]	3,675,305
Pemex Finance,
Bonds		9.69	8/15/09	3,000,000	3,249,345
Residential Capital,
Sr. Unscd. Notes		6.38	6/30/10	1,645,000	1,670,835
Residential Capital,
Gtd. Notes		7.20	4/17/09	3,300,000 [a,e]	3,307,828
SB Treasury,
Bonds		9.40	12/29/49	3,330,000 [a,e]	3,532,084

16

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Diversified Financial
Services (continued)
SLM,
Notes, Ser. A	5.52	7/27/09	5,300,000 [e]	5,309,466
St. George Funding,
Bonds	8.49	12/29/49	2,970,000 [a,e]	3,128,414
Tokai Preferred Capital,
Bonds	9.98	12/29/49	3,115,000 [a,e]	3,331,748
Windsor Financing,
Gtd. Notes	5.88	7/15/17	864,946 [a]	868,269
				78,532,133
Diversified Metals & Mining—1.2%
Falconbridge,
Bonds	5.38	6/1/15	375,000	361,071
Falconbridge,
Debs.	7.35	11/1/06	2,755,000	2,755,000
Noranda,
Notes	6.00	10/15/15	2,270,000	2,286,619
Southern Copper,
Sr. Notes	7.50	7/27/35	2,020,000	2,169,821
				7,572,511
Electric Utilities—5.1%
American Electric Power,
Sr. Notes	4.71	8/16/07	1,400,000 [e]	1,392,355
Cinergy,
Debs.	6.53	12/16/08	1,405,000	1,437,357
Cogentrix Energy,
Gtd. Notes	8.75	10/15/08	1,900,000 [a]	2,043,218
Consumers Energy,
First Mortgage Bonds, Ser. B	5.38	4/15/13	3,115,000	3,093,494
Dominion Resources/VA,
Sr. Notes, Ser. D	5.66	9/28/07	3,790,000 [e]	3,792,172
DTE Energy,
Sr. Notes, Ser. A	6.65	4/15/09	1,140,000	1,173,645
FirstEnergy,
Notes, Ser. A	5.50	11/15/06	1,650,000	1,649,995
FirstEnergy,
Notes, Ser. B	6.45	11/15/11	3,530,000	3,697,223
FPL Energy National Wind,
Scd. Notes	5.61	3/10/24	693,345 [a]	682,347

The Fund 17

STATEMENT OF INVESTMENTS (continued)
	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Electric Utilities (continued)
FPL Group Capital,
Gtd. Debs., Ser. B	5.55	2/16/08	2,850,000	2,857,758
Mirant North America,
Gtd. Notes	7.38	12/31/13	780,000 [b]	792,675
National Grid,
Notes	6.30	8/1/16	1,345,000	1,403,227
NiSource Finance,
Gtd. Notes	5.97	11/23/09	1,775,000 [e]	1,776,317
PP & L Capital Funding,
Gtd. Notes, Ser. D	8.38	6/15/07	2,000,000	2,034,558
TXU,
Sr. Notes, Ser. O	4.80	11/15/09	3,420,000	3,359,623
Virginia Electric & Power,
Sr. Notes, Ser. A	5.38	2/1/07	1,750,000	1,749,487
				32,935,451
Environmental Control—.7%
Oakmont Asset Trust,
Notes	4.51	12/22/08	1,630,000 [a]	1,593,287
Waste Management,
Sr. Notes	6.50	11/15/08	1,280,000	1,310,469
Waste Management,
Sr. Notes	7.00	7/15/28	1,350,000	1,490,607
				4,394,363
Food & Beverages—.9%
H.J. Heinz,
Notes	6.43	12/1/20	2,250,000 [a]	2,294,035
Safeway,
Sr. Unscd. Notes	4.13	11/1/08	1,295,000	1,263,562
Stater Brothers Holdings,
Sr. Notes	8.13	6/15/12	1,250,000	1,265,625
Tyson Foods,
Sr. Unscd. Notes	6.85	4/1/16	1,100,000	1,137,033
				5,960,255
Foreign/Governmental—5.8%
Banco Nacional de Desenvolvimento
Economico e Social, Unsub. Notes	5.87	6/16/08	2,445,000 [e]	2,419,328
Export-Import Bank of Korea,
Sr. Notes	4.50	8/12/09	1,155,000	1,133,778

18

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)	Value ($)

Foreign/Governmental (continued)
Federal Republic of Brazil,
Bonds	BRL	12.50	1/5/16	13,070,000 [b,f]	6,218,004
Mexican Bonos,
Bonds, Ser. M	MXN	9.00	12/22/11	35,640,000 [f]	3,468,852
Poland Government,
Bonds, Ser. 0608	PLN	5.75	6/24/08	58,570,000 [f]	19,655,684
Republic of Argentina,
Bonds		5.59	8/3/12	6,830,000 [e]	4,907,355
					37,803,001
Health Care—1.8%
Baxter International,
Sr. Unscd. Notes		5.20	2/16/08	2,100,000	2,090,752
Coventry Health Care,
Sr. Notes		5.88	1/15/12	1,170,000	1,167,632
HCA,
Sr. Notes		7.88	2/1/11	1,470,000	1,418,550
HCA,
Sr. Notes		8.75	9/1/10	475,000	480,937
Medco Health Solutions,
Sr. Notes		7.25	8/15/13	4,725,000	5,140,361
Teva Pharmaceutical Finance,
Gtd. Notes		6.15	2/1/36	1,290,000	1,266,674
					11,564,906
Hotels—.0%
Host Hotels & Resorts,
Sr. Notes		6.88	11/1/14	275,000 [a]	277,406
Lodging & Entertainment—.8%
Cinemark,
Sr. Discount Notes		9.75	3/15/14	260,000 [g]	212,875
Harrah’s Operating,
Gtd. Notes		7.13	6/1/07	1,410,000	1,416,754
MGM Mirage,
Gtd. Notes		8.50	9/15/10	2,055,000	2,186,006
Mohegan Tribal Gaming Authority,
Sr. Notes		6.13	2/15/13	1,355,000	1,349,919
Speedway Motorsports,
Sr. Sub. Notes		6.75	6/1/13	215,000	213,925
					5,379,479

The Fund 19

STATEMENT OF INVESTMENTS (continued)
	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Machinery—.2%
Terex,
Gtd. Notes	7.38	1/15/14	1,540,000	1,570,800
Manufacturing—.3%
Tyco International Group,
Gtd. Notes	6.88	1/15/29	1,695,000	1,908,078
Media—1.3%
AOL Time Warner,
Gtd. Debs.	7.70	5/1/32	1,135,000	1,296,507
Clear Channel Communications,
Sr. Unscd. Notes	4.50	1/15/10	2,300,000	2,185,136
Comcast,
Gtd. Notes	5.67	7/14/09	3,000,000 [e]	3,007,857
COX Communications,
Notes	7.13	10/1/12	775,000	829,446
Viacom,
Gtd. Notes	5.63	5/1/07	1,400,000	1,401,205
				8,720,151
Oil & Gas—1.9%
Anadarko Petroleum,
Sr. Unscd. Notes	5.79	9/15/09	3,175,000 [e]	3,182,083
BJ Services,
Sr. Unscd. Notes	5.57	6/1/08	6,750,000 [e]	6,752,666
Colorado Interstate Gas,
Sr. Notes	5.95	3/15/15	1,100,000 [b]	1,062,852
Sempra Energy,
Sr. Notes	4.62	5/17/07	1,365,000	1,359,577
				12,357,178
Packaging & Containers—.7%
Crown Americas/Capital,
Gtd. Notes	7.63	11/15/13	1,200,000	1,236,000
Crown Americas/Capital,
Sr. Notes	7.75	11/15/15	650,000	670,312
Owens Corning,
Sr. Unscd. Notes	6.50	12/1/16	1,075,000 [a]	1,095,162
Sealed Air,
Bonds	6.88	7/15/33	1,770,000 [a]	1,787,095
				4,788,569

20

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Paper & Forest Products—.5%
Sappi Papier Holding,
Gtd. Notes	6.75	6/15/12	1,530,000 [a]	1,473,753
Temple-Inland,
Bonds	6.63	1/15/18	1,525,000	1,599,632
				3,073,385
Property & Casualty Insurance—2.2%
Allmerica Financial,
Debs.	7.63	10/15/25	125,000	136,232
AON Capital Trust A,
Gtd. Cap. Secs.	8.21	1/1/27	1,590,000	1,853,312
AON,
Notes	6.95	1/15/07	1,600,000	1,604,648
Assurant,
Sr. Notes	6.75	2/15/34	885,000	962,761
Chubb,
Sr. Notes	5.47	8/16/08	3,350,000	3,359,162
Hartford Financial Services Group,
Sr. Unscd. Notes	5.55	8/16/08	1,190,000	1,196,933
Marsh & McLennan Cos.,
Sr. Notes	5.38	3/15/07	2,200,000	2,198,625
Nippon Life Insurance,
Notes	4.88	8/9/10	1,900,000 [a,b]	1,866,699
Phoenix Cos.,
Sr. Unscd. Notes	6.68	2/16/08	1,025,000	1,029,794
				14,208,166
Real Estate Investment Trusts—6.4%
Archstone-Smith Operating Trust,
Notes	3.00	6/15/08	1,435,000	1,384,557
Archstone-Smith Operating Trust,
Sr. Unscd. Notes	5.25	5/1/15	230,000 [b]	226,296
Archstone-Smith Operating Trust,
Notes	5.63	8/15/14	455,000	459,717
Arden Realty,
Notes	5.25	3/1/15	2,275,000	2,276,108
Boston Properties,
Sr. Notes	5.63	4/15/15	1,120,000	1,123,287

The Fund 21

STATEMENT OF INVESTMENTS (continued)
	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Real Estate Investment
Trusts (continued)
Commercial Net Lease Realty,
Sr. Unscd. Notes	6.15	12/15/15	1,505,000	1,533,925
Duke Realty,
Notes	3.50	11/1/07	1,055,000	1,033,634
Duke Realty,
Sr. Notes	5.25	1/15/10	1,885,000	1,881,511
EOP Operating,
Notes	5.97	10/1/10	1,075,000 [e]	1,085,992
EOP Operating,
Notes	6.76	6/15/07	3,250,000	3,274,388
EOP Operating,
Sr. Notes	7.00	7/15/11	2,675,000	2,847,484
ERP Operating,
Notes	4.75	6/15/09	1,000,000	986,836
ERP Operating,
Notes	5.13	3/15/16	1,125,000	1,093,409
Federal Realty Investment Trust,
Notes	6.00	7/15/12	760,000	780,957
Healthcare Realty Trust,
Sr. Notes	5.13	4/1/14	3,800,000	3,636,756
HRPT Properties Trust,
Sr. Unscd. Notes	5.99	3/16/11	3,575,000 [e]	3,584,749
Mack-Cali Realty,
Unscd. Notes	5.05	4/15/10	2,300,000	2,270,093
Mack-Cali Realty,
Notes	5.25	1/15/12	800,000	791,538
Regency Centers,
Gtd. Notes	5.25	8/1/15	2,000,000	1,953,962
Simon Property Group,
Notes	4.60	6/15/10	1,512,000	1,481,725
Simon Property Group,
Notes	4.88	8/15/10	1,180,000	1,162,801
Socgen Real Estate,
Bonds	7.64	12/29/49	6,375,000 [a,e]	6,503,871
				41,373,596

22

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Residential Mortgage
Pass-Through Ctfs.—5.5%
Bayview Commercial Asset Trust,
Ser. 2006-1A, Cl. M6	5.96	4/25/36	487,699 [a,e]	487,699
Bayview Commercial Asset Trust,
Ser. 2006-1A, Cl. B3	8.27	4/25/36	598,844 [a,e]	598,844
Chaseflex Trust,
Ser. 2006-2, Cl. A1A	5.58	9/25/36	1,068,638 [e]	1,066,856
Chaseflex Trust,
Ser. 2006-2, Cl. A5	5.99	9/25/36	1,600,000 [e]	1,619,884
Citigroup Mortgage Loan Trust,
Ser. 2005-WF2, Cl. AF2	4.92	8/25/35	828,367 [e]	820,256
Countrywide Alternative Loan
Trust, Ser. 2005-J4, Cl. 2A1B	5.44	7/25/35	67,618 [e]	67,654
Countrywide Home Loan Mortgage
Pass Through Trust,
Ser. 2002-J4, Cl. B3	5.85	10/25/32	339,532 [e]	335,417
First Horizon Alternative
Mortgage Securities,
Ser. 2004-FA1, Cl. 1A1	6.25	10/25/34	4,130,908	4,159,054
Impac CMB Trust,
Ser. 2005-8, Cl. 2M2	6.07	2/25/36	1,932,966 [e]	1,935,983
Impac CMB Trust,
Ser. 2005-8, Cl. 2M3	6.82	2/25/36	1,578,589 [e]	1,564,087
Impac Secured Assets CMN Owner
Trust, Ser. 2006-1, Cl. 2A1	5.67	5/25/36	1,012,423 [e]	1,014,824
IndyMac Index Mortgage Loan Trust,
Ser. 2006-AR9, Cl. B1	6.07	6/25/36	499,804 [e]	502,103
IndyMac Index Mortgage Loan Trust,
Ser. 2006-AR25 Cl. 4A2	6.21	9/25/36	1,929,074 [e]	1,953,191
J.P. Morgan Mortgage Trust,
Ser. 2005-A1, Cl. 5A1	4.48	2/25/35	1,136,654 [e]	1,105,936
New Century Alternative Mortgage
Loan Trust, Ser. 2006-ALT2,
Cl. AF6A	5.89	10/15/36	890,000 [e]	899,229
Nomura Asset Acceptance,
Ser. 2005-AP2, Cl. A5	4.98	5/25/35	2,355,000 [e]	2,303,645

The Fund 23

STATEMENT OF INVESTMENTS (continued)
	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Residential Mortgage
Pass-Through Ctfs. (continued)
Nomura Asset Acceptance,
Ser. 2005-WF1, Cl. 2A5	5.16	3/25/35	1,630,000 [e]	1,604,817
Prudential Home Mortgage
Securities, REMIC,
Ser. 1994-A, Cl. 5B	6.73	4/28/24	4,429 [a,e]	4,381
Washington Mutual,
Ser. 2005-AR4, Cl. A4B	4.67	4/25/35	4,525,000 [e]	4,454,260
Wells Fargo Mortgage Backed
Securities Trust,
Ser. 2005-AR1, Cl. 1A1	4.54	2/25/35	6,438,673 [e]	6,320,354
Wells Fargo Mortgage Backed
Securities Trust, Ser. 2003-1,
Cl. 2A9	5.75	2/25/33	2,500,000	2,480,542
				35,299,016
Retail—.4%
CVS,
Sr. Unscd. Notes	5.75	8/15/11	625,000	635,239
May Department Stores,
Notes	3.95	7/15/07	750,000	740,740
May Department Stores,
Gtd. Notes	5.95	11/1/08	1,035,000	1,043,206
				2,419,185
State/Government
General Obligations—2.1%
Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds	7.31	6/1/34	5,505,000	5,758,836
Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds	7.43	6/1/34	1,500,000 [e]	1,507,935
New York Counties Tobacco Trust
IV, Tobacco Settlement
Pass-Through Bonds	6.00	6/1/27	2,580,000	2,530,283
Tobacco Settlement Authority of
Iowa, Tobacco Settlement
Asset-Backed Bonds	6.50	6/1/23	4,090,000	4,071,227
				13,868,281

24

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)	Value ($)

Technology—.1%
Freescale Semiconductor,
Sr. Notes		6.88	7/15/11	365,000	383,254
Telecommunications—4.7%
AT & T,
Notes		5.50	5/15/08	3,700,000 [e]	3,704,344
Deutsche Telekom
International Finance,
Gtd. Bonds		8.00	6/15/10	2,960,000	3,233,569
Deutsche Telekom
International Finance,
Gtd. Bonds		8.25	6/15/30	1,310,000	1,632,006
France Telecom,
Notes		7.75	3/1/11	1,770,000	1,946,097
Intelsat,
Sr. Notes		5.25	11/1/08	405,000	393,863
Nextel Communications,
Sr. Notes, Ser. F		5.95	3/15/14	1,405,000	1,381,671
Nextel Partners,
Sr. Notes		8.13	7/1/11	1,945,000	2,051,975
Nordic Telephone Holdings,
Sr. Notes	EUR	8.25	5/1/16	600,000 [a,f]	838,726
PanAmSat,
Gtd. Notes		9.00	6/15/16	1,350,000 [a]	1,417,500
Qwest,
Sr. Notes		7.88	9/1/11	1,965,000	2,090,269
Qwest,
Sr. Notes		8.64	6/15/13	1,600,000 [e]	1,732,000
Sprint Capital,
Gtd. Notes		8.75	3/15/32	1,380,000	1,709,837
Telefonica Emisiones,
Gtd. Notes		5.98	6/20/11	3,205,000	3,277,516
Verizon Communications,
Sr. Notes		5.54	8/15/07	2,525,000 [e]	2,527,341
Windstream,
Sr. Notes		8.13	8/1/13	1,945,000 [a]	2,086,012
Windstream,
Sr. Notes		8.63	8/1/16	620,000 [a]	671,925
					30,694,651

The Fund 25

STATEMENT OF INVESTMENTS (continued)
			Principal
Bonds and Notes (continued)			Amount ($)		Value ($)

Textiles & Apparel—.2%
Mohawk Industries,
Sr. Unscd. Notes	5.75	1/15/11	1,370,000		1,367,091
Transportation—.3%
Ryder System,
Notes	3.50	3/15/09	1,980,000		1,891,534
U.S. Government Agencies/
Mortgage-Backed—23.7%
Federal Home Loan Mortgage Corp.:
6.50%, 3/1/32			924,583		947,864
Multiclass Mortgage Participation Ctfs.
(Interest Only Obligations)
REMIC, Ser. 2752, Cl. GM,			4,000,000	[h]	589,453
Multiclass Mortgage Participation Ctfs.
(Interest Only Obligations)
REMIC, Ser. 2731, Cl. PY,			4,367,209	[h]	618,437
Federal National Mortgage Association:
5.00%			17,000,000	[i]	16,745,000
5.50%			25,900,000	[i]	25,789,145
6.00%			56,125,000	[i]	56,779,153
5.00%, 12/1/17			998,323		986,014
5.50%, 2/1/33—9/1/34			16,211,383		16,054,494
6.00%, 6/1/22—9/1/34			3,693,690		3,728,309
6.50%, 11/1/08—10/1/32			232,629		238,492
7.00%, 9/1/14			90,697		93,305
REMIC, Trust, Gtd.
Pass-Through Ctfs.,
Ser. 2004-58,
Cl. LJ, 5.00%, 7/25/34			4,980,932		4,968,828
Government National Mortgage Association I:
Ser. 2004-43, Cl. A, 2.82%, 12/16/19			565,559		543,479
Ser. 2005-34, Cl. A, 3.96%, 9/16/21			1,921,891		1,884,658
Ser. 2005-79, Cl. A, 4.00%, 10/16/33			2,013,466		1,964,823
Ser. 2005-50, Cl. A, 4.02%, 10/16/26			1,981,032		1,936,228
Ser. 2005-29, Cl. A, 4.02%, 7/16/27			2,556,169		2,490,245
Ser. 2005-42, Cl. A, 4.05%, 7/16/20			2,325,213		2,279,737
Ser. 2005-67, Cl. A, 4.22%, 6/16/21			1,837,246		1,806,298
Ser. 2005-59, Cl. A, 4.39%, 5/16/23			1,897,559		1,868,811
Ser. 2005-32, Cl. B, 4.39%, 8/16/30			4,725,000		4,641,556
Ser. 2004-39, Cl. LC, 5.50%, 12/20/29			5,535,000		5,563,692

26

	Principal
Bonds and Notes (continued)	Amount ($)	Value ($)

U.S. Government Agencies/Mortgage-Backed (continued)
Government National Mortgage Association II:
4.50%, 7/20/30	462,811 [e]	464,815
5.38%, 4/20/30	348,692 [e]	351,022
		153,333,858
U.S. Government Securities—33.8%
U.S. Treasury Inflation Protected
Securities 2.00%, 1/15/16	26,528,990 [j,k]	25,790,586
U.S. Treasury Notes:
4.63%, 10/31/11	183,850,000 [j]	184,367,170
4.88%, 10/31/08	4,975,000 [j]	4,993,268
4.88%, 8/15/16	3,000,000 [j]	3,063,282
		218,214,306
Total Bonds and Notes
(cost $912,022,068)		914,382,437

Preferred Stocks—.3%	Shares	Value ($)

Banks—.2%
Sovereign Capital Trust IV,
Conv., Cum. $2.1875	22,050	1,069,425
Diversified Financial Services—.1%
AES Trust VII,
Conv., Cum. $3.00	14,950	747,500
Total Preferred Stocks
(cost $1,816,756)		1,816,925

	Face Amount
	Covered by
Options—.1%	Contracts ($)	Value ($)

Call Options—.1%
12-Month Euribor Interest Swap,
March 2007 @ 4.488	48,790,000	6,390
3-Month Floor USD Libor-BBA Interest Rate,
October 2009 @ 4	63,570,000	132,843
December 2006 5 Year U.S. Treasury Futures,
November 2006 @ 106	61,700,000	86,769
		226,002

The Fund 27

STATEMENT OF INVESTMENTS (continued)
	Face Amount
	Covered by
Options (continued)	Contracts ($)	Value ($)

Put Options—.0%
12-Month Euribor Interest Swap,
May 2007 @ 4.1785	12,414,000	59,086
3-Month Capped USD Libor-BBA
Interest Rate June 2007 @ 5.75	128,715,000	5,705
March 2007 5 Year U.S. Treasury Futures,
December 2006 @ 104.5	90,700,000	85,031
		149,822
Total Options
(cost $735,513)		375,824

	Principal
Short-Term Investments—3.7%	Amount ($)	Value ($)

Corporate Notes—1.0%
Egyptian Treasury Bill
9.06%, 3/15/07	6,390,000 [a,l]	6,455,689
U.S. Treasury Bills—2.7%
4.84%, 12/7/06	860,000 [m]	855,726
4.93%, 1/4/07	16,770,000	16,623,598
		17,479,324
Total Short-Term Investments
(cost $23,874,611)		23,935,013

Other Investment—.1%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $635,000)	635,000 [n]	635,000

28

Investment of Cash Collateral
for Securities Loaned—4.1%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $26,461,240)	26,461,240 [n]	26,461,240

Total Investments (cost $965,545,188)	149.7%	967,606,439
Liabilities, Less Cash and Receivables	(49.7%)	(321,419,495)
Net Assets	100.0%	646,186,944

[a]	Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2006, these securities amounted to $107,349,972 or 16.6% of net assets.
[b]	All or a portion of these securities are on loan. At October 31, 2006, the total market value of the fund’s securities on loan is $25,293,997 and the total market value of the collateral held by the fund is $26,461,240.
[c]	Non-income producing—security in default.
[d]	The value of this security has been determined in good faith under the direction of the Board of Trustees.
[e]	Variable rate security—interest rate subject to periodic change.
f	Principal amount stated in U.S. Dollars unless otherwise noted.
BRL—Brazilian Real
EUR—Euro
MXN—Mexican New Peso
PLN— Polish Zloty
[g]	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
[h]	Notional face amount shown.
[i]	Purchased on a forward commitment basis.
[j]	Purchased on a delayed delivery basis.
[k]	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
[l]	Credit Linked Notes.
[m]	All or partially held by a broker as collateral for open financial futures positions.
[n]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

U.S. Government & Agencies		57.5	State/Government General Obligations	2.1
Corporate Bonds		53.6	Preferred Stocks	.3
Asset/Mortgage-Backed		22.4	Options/Futures/Swaps/Forward
Short-Term/Money Market Investments		7.9	Currency Exchange Contracts	.1
Foreign/Governmental		5.8		149.7

†	Based on net assets.
See notes to financial statements.

The Fund 29

STATEMENT OF FINANCIAL FUTURES October 31, 2006
		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 10/31/2006 ($)

Financial Futures Short
U.S. Treasury 10 Year Notes	589	(63,740,844)	December 2006	(722,445)

See notes to financial statements.

STATEMENT OF OPTIONS WRITTEN
October 31, 2006

			Face Amount
			Covered by
			Contracts ($)	Value ($)

Put Options;
12-Month Euribor Interest Swap,
March 2007 @ 5.973			48,790,000	(10,748)
(Premiums received $175,644)

See notes to financial statements.

30

STATEMENT OF ASSETS AND LIABILITIES October 31, 2006
			Cost	Value

Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $25,293,997)—Note 1(c):
Unaffiliated issuers			938,448,948	940,510,199
Affiliated issuers			27,096,240	27,096,240
Cash				6,951
Cash denominated in foreign currencies			259,831	264,602
Dividends and interest receivable				8,270,160
Receivable for investment securities sold				5,122,895
Unrealized appreciation on swap contracts—Note 4				3,825,551
Swaps premium paid—Note 4				3,261,965
Receivable for shares of Beneficial Interest subscribed				333,948
Receivable from broker from swap transactions—Note 4				90,161
Unrealized appreciation on forward currency exchange contracts—Note 4				39,215
Prepaid expenses				8,798
				988,830,685

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				636,571
Payable for investment securities purchased				311,653,727
Liability for securities on loan—Note 1(c)				26,461,240
Unrealized depreciation on swap contracts—Note 4				1,602,923
Payable for shares of Beneficial Interest redeemed				716,423
Unrealized depreciation on forward currency exchange contracts—Note 4				626,006
Payable to broker from swap transactions—Note 4				303,604
Payable for futures variation margin—Note 4				276,094
Outstanding options written, at value (premiums
received $175,644)—See Statement of Options Written				10,748
Accrued expenses				356,405
				342,643,741

Net Assets ($)				646,186,944

Composition of Net Assets ($):
Paid-in capital				666,736,461
Accumulated undistributed investment income—net				158,584
Accumulated net realized gain (loss) on investments				(23,868,387)
Accumulated net unrealized appreciation (depreciation) on investments, foreign currency transactions, options transactions and swap transactions
[including ($722,445) net unrealized depreciation on financial futures]				3,160,286

Net Assets ($)				646,186,944

Net Asset Value Per Share
	Class A	Class B	Class C	Class R

Net Assets ($)	408,266,338	174,905,912	44,527,850	18,486,844
Shares Outstanding	28,509,319	12,192,548	3,114,777	1,291,800

Net Asset Value Per Share ($)	14.32	14.35	14.30	14.31

See notes to financial statements.

The Fund 31

STATEMENT OF OPERATIONS Year Ended October 31, 2006
Investment Income ($):
Income:
Interest	36,352,740
Dividends:
Unaffiliated issuers	113,140
Affiliated issuers	126,210
Income from securities lending	20,470
Total Income	36,612,560
Expenses:
Management fee—Note 3(a)	4,118,871
Shareholder servicing costs—Note 3(c)	2,866,844
Distribution fees—Note 3(b)	1,340,258
Trustees’ fees and expenses—Note 3(d)	89,842
Custodian fees—Note 3(c)	80,568
Professional fees	75,491
Registration fees	59,820
Prospectus and shareholders’ reports	56,702
Miscellaneous	88,305
Total Expenses	8,776,701
Less—reduction in management fee
due to undertaking—Note 3(a)	(1,262,633)
Net Expenses	7,514,068
Investment Income—Net	29,098,492

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(8,082,505)
Net realized gain (loss) on options transactions	372,633
Net realized gain (loss) on financial futures	(2,279,129)
Net realized gain (loss) on swap transactions	824,318
Net realized gain (loss) on forward currency exchange contracts	224,047
Net Realized Gain (Loss)	(8,940,636)
Net unrealized appreciation (depreciation) on investments, foreign currency transactions, options transactions and swap transactions
(including $633,150 net unrealized appreciation on financial futures)	13,965,911
Net Realized and Unrealized Gain (Loss) on Investments	5,025,275
Net Increase in Net Assets Resulting from Operations	34,123,767

See notes to financial statements.
32

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,

	2006	2005

Operations ($):
Investment income—net	29,098,492	26,696,641
Net realized gain (loss) on investments	(8,940,636)	9,350,104
Net unrealized appreciation
(depreciation) on investments	13,965,911	(19,561,367)
Net Increase (Decrease) in Net Assets
Resulting from Operations	34,123,767	16,485,378

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(20,235,942)	(20,139,801)
Class B shares	(8,227,665)	(8,950,314)
Class C shares	(2,005,043)	(2,246,594)
Class R shares	(914,250)	(881,151)
Net realized gain on investments:
Class A shares	(3,370,250)	—
Class B shares	(1,597,258)	—
Class C shares	(420,636)	—
Class R shares	(138,793)	—
Total Dividends	(36,909,837)	(32,217,860)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A shares	73,125,226	85,493,804
Class B shares	4,485,727	5,118,732
Class C shares	4,303,204	4,464,169
Class R shares	3,266,847	4,175,981
Dividends reinvested:
Class A shares	19,135,967	15,847,080
Class B shares	6,958,684	5,943,596
Class C shares	1,534,035	1,324,267
Class R shares	973,095	810,218
Cost of shares redeemed:
Class A shares	(133,832,516)	(159,929,269)
Class B shares	(52,339,609)	(53,861,831)
Class C shares	(18,354,035)	(20,786,473)
Class R shares	(5,395,291)	(4,085,239)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	(96,138,666)	(115,484,965)
Total Increase (Decrease) in Net Assets	(98,924,736)	(131,217,447)

Net Assets ($):
Beginning of Period	745,111,680	876,329,127
End of Period	646,186,944	745,111,680
Undistributed investment income—net	158,584	4,536,832

The Fund 33

STATEMENT OF CHANGES IN NET ASSETS (continued)
	Year Ended October 31,

	2006	2005

Capital Share Transactions:
Class Aa
Shares sold	5,159,844	5,850,489
Shares issued for dividends reinvested	1,350,347	1,085,149
Shares redeemed	(9,462,291)	(10,930,548)
Net Increase (Decrease) in Shares Outstanding	(2,952,100)	(3,994,910)

Class B [a]
Shares sold	316,157	349,732
Shares issued for dividends reinvested	488,757	405,740
Shares redeemed	(3,687,948)	(3,679,861)
Net Increase (Decrease) in Shares Outstanding	(2,883,034)	(2,924,389)

Class C
Shares sold	303,749	305,819
Shares issued for dividends reinvested	108,311	90,749
Shares redeemed	(1,298,326)	(1,424,316)
Net Increase (Decrease) in Shares Outstanding	(886,266)	(1,027,748)

Class R
Shares sold	230,240	285,584
Shares issued for dividends reinvested	68,614	55,507
Shares redeemed	(380,711)	(280,065)
Net Increase (Decrease) in Shares Outstanding	(81,857)	61,026

[a] During the period ended October 31, 2006, 312,338 Class B shares representing $4,444,122 were automatically converted to 312,817 Class A shares and during the period ended October 31, 2005, 267,077 Class B shares representing $3,910,123 were automatically converted to 267,545 Class A shares.
See notes to financial statements.

34

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended October 31,

Class A Shares	2006	2005	2004[a]	2003	2002

Per Share Data ($):
Net asset value, beginning of period	14.35	14.65	14.84	14.02	14.75
Investment Operations:
Investment income—net [b]	.63	.51	.51	.58	.76
Net realized and unrealized
gain (loss) on investments	.13	(.19)	(.07)	.82	(.61)
Total from Investment Operations	.76	.32	.44	1.40	.15
Distributions:
Dividends from investment income—net	(.68)	(.62)	(.59)	(.58)	(.79)
Dividends from net realized
gain on investments	(.11)	—	(.04)	—	(.09)
Total Distributions	(.79)	(.62)	(.63)	(.58)	(.88)
Net asset value, end of period	14.32	14.35	14.65	14.84	14.02

Total Return (%) [c]	5.45	2.17	3.04	10.12	1.05

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.10	1.09	1.10	1.10	1.08
Ratio of net expenses
to average net assets	.91	.90	1.09	1.10	1.08
Ratio of net investment income
to average net assets	4.42	3.53	3.50	3.93	5.32
Portfolio Turnover Rate	449.87[d]	422.59[d]	736.80[d]	823.47	617.61

Net Assets, end of period ($ x 1,000)	408,266	451,437	519,446	736,291	1,009,786

[a] As of November 1, 2003, the fund has adopted the method of accounting for interim payments on swap contracts in accordance with Financial Accounting Standards Board Statement No. 133.These interim payments are reflected within net realized and unrealized gain (loss) on swap contracts, however, prior to November 1, 2003, these interim payments were reflected within interest income/expense in the Statement of Operations.The effect of this change for the period ended October 31, 2004, was to increase net investment income per share by $.01, decrease net realized and unrealized gain (loss) on investments per share by $.01 and increase the ratio of net investment income to average net assets from 3.46% to 3.50%. Per share data and ratios/supplemental data for periods prior to November
1, 2003 have not been restated to reflect this change in presentation.
[b] Based on average shares outstanding at each month end.
[c] Exclusive of sales charge.
[d] The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended October 31, 2006,
October 31, 2005 and October 31, 2004 were 308.38%, 328.78% and 705.69%, respectively.

See notes to financial statements.

The Fund 35

FINANCIAL HIGHLIGHTS (continued)
		Year Ended October 31,

Class B Shares	2006	2005	2004[a]	2003	2002

Per Share Data ($):
Net asset value, beginning of period	14.37	14.67	14.87	14.04	14.77
Investment Operations:
Investment income—net [b]	.56	.45	.44	.50	.69
Net realized and unrealized
gain (loss) on investments	.14	(.20)	(.08)	.85	(.61)
Total from Investment Operations	.70	.25	.36	1.35	.08
Distributions:
Dividends from investment income—net	(.61)	(.55)	(.52)	(.52)	(.72)
Dividends from net realized
gain on investments	(.11)	—	(.04)	—	(.09)
Total Distributions	(.72)	(.55)	(.56)	(.52)	(.81)
Net asset value, end of period	14.35	14.37	14.67	14.87	14.04

Total Return (%) [c]	4.93	1.67	2.50	9.72	.60

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.59	1.58	1.57	1.53	1.52
Ratio of net expenses
to average net assets	1.41	1.40	1.55	1.53	1.52
Ratio of net investment income
to average net assets	3.93	3.05	3.04	3.43	4.80
Portfolio Turnover Rate	449.87[d]	422.59[d]	736.80[d]	823.47	617.61

Net Assets, end of period ($ x 1,000)	174,906	216,667	264,124	315,616	309,167

[a]	As of November 1, 2003, the fund has adopted the method of accounting for interim payments on swap contracts in accordance with Financial Accounting Standards Board Statement No. 133.These interim payments are reflected within net realized and unrealized gain (loss) on swap contracts, however, prior to November 1, 2003, these interim payments were reflected within interest income/expense in the Statement of Operations.The effect of this change for the period ended October 31, 2004, was to increase net investment income per share by less than $.01, decrease net realized and unrealized gain (loss) on investments per share by less than $.01 and increase the ratio of net investment income to average net assets from 3.00% to 3.04%. Per share data and ratios/supplemental data for periods prior to November 1, 2003 have not been restated to reflect this change in presentation.
[b]	Based on average shares outstanding at each month end.
[c]	Exclusive of sales charge.
[d]	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended October 31, 2006,
October 31, 2005 and October 31, 2004 were 308.38%, 328.78% and 705.69%, respectively.
See notes to financial statements.

36

		Year Ended October 31,

Class C Shares	2006	2005	2004[a]	2003	2002

Per Share Data ($):
Net asset value, beginning of period	14.32	14.62	14.82	13.99	14.72
Investment Operations:
Investment income—net [b]	.52	.41	.41	.47	.66
Net realized and unrealized
gain (loss) on investments	.14	(.20)	(.09)	.84	(.61)
Total from Investment Operations	.66	.21	.32	1.31	.05
Distributions:
Dividends from investment income—net	(.57)	(.51)	(.48)	(.48)	(.69)
Dividends from net realized
gain on investments	(.11)	—	(.04)	—	(.09)
Total Distributions	(.68)	(.51)	(.52)	(.48)	(.78)
Net asset value, end of period	14.30	14.32	14.62	14.82	13.99

Total Return (%) [c]	4.67	1.42	2.24	9.47	.35

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.83	1.83	1.82	1.78	1.77
Ratio of net expenses
to average net assets	1.66	1.65	1.80	1.78	1.77
Ratio of net investment income
to average net assets	3.68	2.80	2.80	3.22	4.59
Portfolio Turnover Rate	449.87[d]	422.59[d]	736.80[d]	823.47	617.61

Net Assets, end of period ($ x 1,000)	44,528	57,309	73,541	93,638	102,377

[a] As of November 1, 2003, the fund has adopted the method of accounting for interim payments on swap contracts in accordance with Financial Accounting Standards Board Statement No. 133.These interim payments are reflected within net realized and unrealized gain (loss) on swap contracts, however, prior to November 1, 2003, these interim payments were reflected within interest income/expense in the Statement of Operations.The effect of this change for the period ended October 31, 2004, was to increase net investment income per share by $.01, decrease net realized and unrealized gain (loss) on investments per share by $.01 and increase the ratio of net investment income to average net assets from 2.76% to 2.80%. Per share data and ratios/supplemental data for periods prior to November
1, 2003 have not been restated to reflect this change in presentation.
[b] Based on average shares outstanding at each month end.
[c] Exclusive of sales charge.
[d] The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended October 31, 2006,
October 31, 2005 and October 31, 2004 were 308.38%, 328.78% and 705.69%, respectively.

See notes to financial statements.

The Fund 37

FINANCIAL HIGHLIGHTS (continued)
		Year Ended October 31,

Class R Shares	2006	2005	2004[a]	2003	2002

Per Share Data ($):
Net asset value, beginning of period	14.34	14.64	14.84	14.02	14.75
Investment Operations:
Investment income—net [b]	.66	.55	.56	.62	.81
Net realized and unrealized
gain (loss) on investments	.13	(.20)	(.08)	.84	(.60)
Total from Investment Operations	.79	.35	.48	1.46	.21
Distributions:
Dividends from investment income—net	(.71)	(.65)	(.64)	(.64)	(.85)
Dividends from net realized
gain on investments	(.11)	—	(.04)	—	(.09)
Total Distributions	(.82)	(.65)	(.68)	(.64)	(.94)
Net asset value, end of period	14.31	14.34	14.64	14.84	14.02

Total Return (%)	5.73	2.42	3.38	10.58	1.49

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.76	.72	.70	.68	.65
Ratio of net expenses
to average net assets	.66	.65	.69	.68	.65
Ratio of net investment income
to average net assets	4.67	3.77	4.02	4.18	5.69
Portfolio Turnover Rate	449.87[c]	422.59[c]	736.80[c]	823.47	617.61

Net Assets, end of period ($ x 1,000)	18,487	19,699	19,219	11,259	7,970

a As of November 1, 2003, the fund has adopted the method of accounting for interim payments on swap contracts in accordance with Financial Accounting Standards Board Statement No. 133.These interim payments are reflected within net realized and unrealized gain (loss) on swap contracts, however, prior to November 1, 2003, these interim payments were reflected within interest income/expense in the Statement of Operations.The effect of this change for the period ended October 31, 2004, was to increase net investment income per share by less than $.01, decrease net realized and unrealized gain (loss) on investments per share by less than $.01 and increase the ratio of net investment income to average net assets from 3.98% to 4.02% . Per share data and ratios/supplemental data for periods prior to November 1, 2003 have not been restated to reflect this change in presentation. b Based on average shares outstanding at each month end. c The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended October 31, 2006, October 31, 2005 and October 31, 2004 were 308.38%, 328.78% and 705.69%, respectively.

See notes to financial statements.

38

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Premier Core Bond Fund (the “fund”) is a separate diversified series of Dreyfus Premier Fixed Income Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering one series, the fund.The fund’s investment objective is to maximize total return, consisting of capital appreciation and current income. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

Dreyfus Service Corporation (“the Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class C and Class R. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class R shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Effective March 1, 2006, Class A shares of the fund may be purchased at net asset value (“NAV”) without payment of a sales charge:

• By qualified investors who (i) purchase Class A shares directly through the Distributor, and (ii) have, or whose spouse or minor children have, beneficially owned shares and continuously maintained an open account directly through the Distributor in a Dreyfus-managed fund,

The Fund 39

NOTES TO FINANCIAL STATEMENTS (continued)

including the fund, or a Founders Asset Management LLC (“Founders”) managed fund since on or before February 28, 2006. Founders is a wholly-owned subsidiary of the Distributor.

• With the cash proceeds from an investor’s exercise of employment-related stock options, whether invested in the fund directly or indirectly through an exchange from a Dreyfus-managed money market fund, provided that the proceeds are processed through an entity that has entered into an agreement with the Distributor specifically relating to processing stock options. Upon establishing the account in the fund or the Dreyfus-managed money market fund, the investor and the investor’s spouse and minor children become eligible to purchase Class A shares of the fund at NAV, whether or not using the proceeds of the employment-related stock options.

• By members of qualified affinity groups who purchase Class A shares directly through the Distributor, provided that the qualified affinity group has entered into an affinity agreement with the Distributor.

• For Dreyfus-sponsored IRA “Rollover Accounts” with the distrib ution proceeds from qualified and non-qualified retirement plans or a Dreyfus-sponsored 403(b)(7) plan, provided that, in the case of qualified or non-qualified retirement plan, the rollover is processed through an entity that has entered into an agreement with the Distributor specifically relating to processing rollovers. Upon estab lishing the Dreyfus-sponsored IRA rollover account in the fund, the shareholder becomes eligible to make subsequent purchases of Class A shares of the fund at NAV in such account.

Effective June 1, 2006, the fund no longer offers Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

40

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities (excluding short-term investments (other than U.S. Treasury Bills), financial futures, options, swaps and forward currency exchange contracts) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Trustees. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Board of Trustees, or are determined by the fund not to reflect accurately fair value (such as when an event occurs after the close of the exchange on which the security is principally traded and that is determined by the fund to have changed the value of the security), are valued at fair value as determined in good faith under the direction of the Board of Trustees.The factors

The Fund 41

NOTES TO FINANCIAL STATEMENTS (continued)

that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates value. Investments in registered investment companies are valued at their NAV. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are priced at the mean between the bid and asked price. Investments in swap transactions are valued each business day by an independent pricing service approved by the Board of Trustees. Swaps are valued by the service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements.The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

42

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments is recognized on the accrual basis.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement with Mellon Bank, N.A., an affiliate of the Manager, the fund may lend securities to qualified institutions. It is the fund’s policy, that at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Cash collateral is invested in certain money market mutual funds managed by the Manager.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction.Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The Fund 43

NOTES TO FINANCIAL STATEMENTS (continued)

(d) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(e) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

44

At October 31, 2006, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $446,420, accumulated capital losses $21,316,749 and unrealized depreciation $621,851.

The accumulated capital loss carryover is available to be applied against future net securities profits, if any, realized subsequent to October 31, 2006. If not applied, $1,791,693 of the carryover expires in fiscal 2010, $64,381 expires in fiscal 2011, $6,064,072 expires in fiscal 2012, $4,333,155 expires in fiscal 2013 and $9,063,448 expires in fiscal 2014.

The tax character of distributions paid to shareholders during the fiscal periods ended October 31, 2006 and October 31, 2005 were as follows: ordinary income $36,909,837 and $32,217,860, respectively.

During the period ended October 31, 2006, as a result of permanent book to tax differences, primarily due to the tax treatment for amortization of premiums, foreign currency transactions, sale treatment for treasury inflation protected securities, contingent deferred debt securities and swap interest accruals, the fund decreased accumulated undistributed investment income-net by $2,093,840, increased accumulated net realized gain (loss) on investments by $3,070,677 and decreased paid-in capital by $976,837. Net assets were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund may borrow up to $20 million for leveraging purposes under a short-term unsecured line of credit and participates with other Dreyfus-managed funds in a $100 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. During the period ended October 31, 2006, the fund did not borrow under either line of credit.

The Fund 45

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a Management Agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly.The Manager has undertaken, from October 1, 2006 through September 30, 2007, that, if the fund’s aggregate expenses, exclusive of taxes, brokerage fees, Rule 12b-1 distribution plan fees, interest expense, shareholder services plan fees and extraordinary expenses, exceed an annual rate of .725% of the value of the fund’s average daily net assets, the fund may deduct from the payment to be made to the Manager under the Agreement, or the Manager will bear, such excess expense. The Manager had undertaken, from November 1, 2005 through September 30, 2006, that, if the fund’s aggregate expenses, exclusive of certain expenses as described above, exceed an annual rate of .65% of the value of the fund’s average daily net assets, the fund may deduct from the payment to be made to the Manager under the Agreement, or the Manager will bear, such excess expense.The reduction in management fee, pursuant to the undertaking, amounted to $1,262,633 during the period ended October 31, 2006.

During the period ended October 31, 2006, the Distributor retained $8,181 from commissions earned on sales of the fund’s Class A shares and $698,542 and $7,723 from CDSC on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended October 31, 2006, Class B and Class C shares were charged $965,505 and $374,753, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of their

46

average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2006, Class A, Class B and Class C shares were charged $1,063,059, $482,752 and $124,918, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended October 31, 2006, the fund was charged $477,505 pursuant to the transfer agency agreement.

The fund compensates Mellon Bank, N.A., an affiliate of the Manager, under a custody agreement for providing custodial services for the fund. During the period ended October 31, 2006, the fund was charged $80,568 pursuant to the custody agreement.

During the period ended October 31, 2006, the fund was charged $4,164 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $327,760, Rule 12b-1 distribution plan fees $102,463, shareholder services plan fees $132,674, custodian fees $36,107, chief compliance officer fees $1,363 and transfer agency per account fees $99,095, which are offset against an expense reimbursement currently in effect in the amount of $62,891.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund 47

NOTES TO FINANCIAL STATEMENTS (continued)

(e) Pursuant to an exemptive order from the SEC, the fund may invest its available cash balances in affiliated money market mutual funds. Management fees of the underlying money market mutual funds have been waived by the Manager.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, financial futures, options transactions, forward currency exchange contracts and swap transactions during the period ended October 31, 2006, amounted to $4,213,343,503 and $4,133,791,839, respectively, of which $1,299,263,150 in purchases and $1,300,136,588 in sales were from mortgage dollar roll transactions.

A mortgage dollar roll transaction involves a sale by the fund of mortgage related securities that it holds with an agreement by the fund to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market.The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to “mark to market” on a daily basis, which reflects the change in market value of the contracts at the close of each day’s trading.Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses. When the contracts are closed, the fund recognizes a realized gain or loss. These investments require initial margin deposits with a broker, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change.Contracts open at October 31,2006,are set forth in the Statement of Financial Futures.

The fund may purchase and write (sell) put and call options in order to gain exposure to or to protect against changes in the market.

48

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund would realize a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund would realize a loss, if the price of the financial instrument decreases between those dates.

The following summarizes the fund’s call/put options written for the period ended October 31, 2006:

	Face Amount		Options Terminated

	Covered by	Premiums		Net Realized
Options Written:	Contracts ($)	Received ($)	Cost ($)	Gain (Loss) ($)

Contracts outstanding
October 31, 2005	211,530,000	495,326
Contracts written	2,598,734,000	1,772,943
Contracts terminated:
Contracts closed	406,838,000	800,097	1,555,242	(755,145)
Contracts expired	2,209,199,000	1,097,601	—	1,097,601
Contracts exercised	145,437,000	194,927	194,927	—
Total contracts
terminated	2,761,474,000	2,092,625	1,750,169	342,456
Contracts outstanding
October 31, 2006	48,790,000	175,644

The fund enters into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to settle foreign currency transac-tions.When executing forward currency exchange contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a

The Fund 49

NOTES TO FINANCIAL STATEMENTS (continued)

certain date in the future. With respect to sales of forward currency exchange contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward currency exchange contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gain on each open contract. The following summarizes open forward currency exchange contracts at October 31, 2006:

	Foreign	Unrealized
Forward Currency	Currency	Appreciation
Exchange Contracts	Amounts Cost ($) Value ($)	(Depreciation) ($)

Purchases:
Icelandic Krona,
expiring
12/20/2006	132,161,500 1,914,161 1,953,376	39,215
Sales:	Proceeds ($)
Euro,
expiring
12/20/2006	3,382,448 4,293,455 4,350,387	(56,932)
Polish Zloty,
expiring
12/20/2006	60,160,000 19,323,790 19,892,864	(569,074)
Total		(586,791)

The fund may enter into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument.

The fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swaps, in addition to real-

50

ized gain (loss) recorded upon the termination of swap contracts in the Statement of Operations. Fluctuations in the value of swap contracts are recorded as a component of net change in unrealized appreciation (depreciation) on investments.

Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced company) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. For those credit default swaps in which the fund is receiving a fixed rate, the fund is providing credit protection on the underlying instrument.The maximum payouts for these contracts are limited to the notional amount of each swap.The following summarizes open credit default swaps entered into by the fund at October 31, 2006:

					Unrealized
Notional	Reference		(Pay) Receive		Appreciation
Amount ($)	Entity	Counterparty	Fixed Rate (%)	Expiration (Depreciation) ($)

3,892,000	Alcoa, 6.5%,
	6/1/2011	UBS Warburg	(.52)	6/20/2010	(55,988)
1,450,000	Allstate, 7.2%,	J.P. Morgan
	12/1/2009	Chase Bank	(.39)	6/20/2016	(16,063)
5,510,000	Allstate, 7.2%,
	12/1/2009	Merrill Lynch	(.35)	6/20/2016	(44,002)
3,250,000	Dow Jones
	CDX.EM.6	UBS Warburg	1.40	12/20/2011	4,705
3,300,000	Dow Jones
	CDX.EM.6	Deutsche Bank	1.40	12/20/2011	58,613
5,415,000	Dow Jones
	CDX.NA.IG.4	Citigroup	(.71)	6/20/2010	(120,998)
3,860,000	Dow Jones	Morgan
	CDX.NA.IG.4	Stanley	(.69)	6/20/2010	(83,575)
3,055,000	Dow Jones
	CDX.NA.IG.4	Citigroup	(.69)	6/20/2010	(66,146)
6,167,000	Dow Jones	Morgan
	CDX.NA.IG.4	Stanley	(.35)	6/20/2010	(61,900)
3,871,000	Dow Jones
	CDX.NA.IG.4	Merrill Lynch	(.31)	6/20/2010	(32,816)
9,270,000	Dow Jones CDX.7	Citigroup	(1.09)	12/20/2016	(61,924)
18,540,000	Dow Jones CDX.7	Citigroup	.51	12/20/2016	55,833
9,850,000		J.P. Morgan
	Dow Jones CDX.7	Chase Bank	(1.10)	12/20/2016	(67,742)
19,700,000		J.P. Morgan
	Dow Jones CDX.7	Chase Bank	.51	12/20/2016	67,162
2,979,000	CenturyTel,
	7.875%, 8/15/2012	Citigroup	(1.16)	9/20/2015	(99)

The Fund 51

NOTES TO FINANCIAL STATEMENTS (continued)
					Unrealized
Notional	Reference		(Pay) Receive		Appreciation
Amount ($)	Entity	Counterparty	Fixed Rate (%)	Expiration (Depreciation) ($)

866,000	CenturyTel,
	7.875%, 8/15/2012	Morgan Stanley	(1.15)	9/20/2015	575
6,960,000	Chubb, 6%,	Bear
	11/15/2011	Stearns & Co.	(.36)	6/20/2016	(74,164)
4,450,000	CMLTI 2006-WMC1
	M8, 6.71%,
	12/25/2035	Morgan Stanley	(1.20)	12/25/2035	7,194
3,892,000	ConocoPhilips,
	4.75%, 10/15/2012	UBS Warburg	(.29)	6/20/2010	(22,539)
12,890,000	Cox
	Communications,
	6.8%, 8/1/2028	Deutsche Bank	.60	9/20/2011	128,245
12,890,000	Cox
	Communications,
	6.8%, 8/1/2028	Deutsche Bank	(.33)	9/20/2009	(57,035)
12,430,000	Enterprise
	Products
	Operating,
	6.375%, 2/1/2013	Deutsche Bank	.50	9/20/2011	42,216
12,430,000	Enterprise
	Products
	Operating,
	6.375%, 2/1/2013	Deutsche Bank	(.28)	9/20/2009	(7,543)
4,450,000	JPMAC 2005-FRE1,
	CL.M8, 6.62%,
	10/25/2035	Morgan Stanley	(1.17)	10/25/2035	11,861
13,265,000	JPMCC 2006-CB15,
	CL.AJ, 5.89%,
	6/12/43	Merrill Lynch	(1.25)	6/20/2016	(1,382)
1,900,000	Kaupthing Bank,
	5.55%, 12/1/2009	Deutsche Bank	.65	9/20/2007	8,914
7,475,000	Kaupthing
	Bank, 5.55%,
	12/1/2009	Deutsche Bank	.52	9/20/2007	25,445
490,000	Kaupthing Bank,	J.P. Morgan
	5.55%, 12/1/2009	Chase Bank	.57	9/20/2007	1,911
1,420,000	Kimberly Clark,	J.P. Morgan
	6.875%, 2/15/2014	Chase Bank	(.37)	12/20/2016	(9,480)
1,100,000	Kimberly Clark,
	6.875%, 2/15/2014	Morgan Stanley	(.38)	12/20/2016	(8,224)
5,400,000	Kimberly Clark,
	6.875%, 2/15/2014	Morgan Stanley	(.37)	12/20/2016	(35,997)
4,630,000	Kimberly Clark,	J.P. Morgan
	6.875%, 2/15/2014	Chase Bank	(.37)	12/20/2016	(30,816)

52

					Unrealized
Notional	Reference		(Pay) Receive		Appreciation
Amount ($)	Entity	Counterparty	Fixed Rate (%)	Expiration (Depreciation) ($)

310,000	Kimberly Clark,
	6.875%, 2/15/2014	Morgan Stanley	(.37)	12/20/2016	(2,051)
2,328,000	Koninklijke KPN	Lehman
	N.V., 8%, 10/1/2010	Brothers	(.80)	12/20/2010	(40,705)
1,160,000	Koninklijke KPN
	N.V., 8%, 10/1/2010	Morgan Stanley	(.77)	12/20/2010	(18,941)
4,450,000	MABS Trust,
	2005-WMC1, CL. M8	J.P. Morgan
	3/25/2035	Chase Bank	(1.18)	4/25/2009	46,825
5,000,000	Structured Index	Morgan Stanley	(.70)	6/20/2013	(23,243)
5,000,000	Structured Index	Morgan Stanley	2.25	6/20/2016	306,825
1,345,000	Structured Index	Morgan Stanley	1.62	6/20/2016	17,614
1,345,000	Structured Index	Morgan Stanley	(.55)	6/20/2013	5,406
5,200,000	Structured Model	J.P. Morgan
	Portfolio 0-3%	Chase Bank	.00	9/20/2013	91,000
7,000,000	Structured Model	Morgan
	Portfolio 0-3%	Stanley	.00	9/20/2013	304,451
3,950,000	Structured Model
	Portfolio 0-3%	UBS Warburg	.00	9/20/2013	65,175
7,790,000	Morgan Stanley,
	6.6%, 4/1/2012	UBS Warburg	(.62)	6/20/2015	(181,868)
1,823,000	Nucor, 4.875%,	Bear
	10/1/2012	Stearns & Co.	(.40)	6/20/2010	(16,807)
1,612,500	Republic of Peru,
	8.75%, 11/21/2033	UBS Warburg	1.30	8/20/2011	25,183
3,300,000	Republic of
	Venezuela, 9.25%,
	9/15/2027	Deutsche Bank	(2.87)	10/20/2016	(141,325)
3,250,000	Republic of
	Venezuela, 9.25%,
	9/15/2027	UBS Warburg	(2.33)	11/20/2016	(10,939)
2,150,000	VF, 8.5%,	Morgan
	10/1/2010	Stanley	(.72)	6/20/2016	(46,573)
2,610,000	VF, 8.5%,	Morgan
	10/1/2010	Stanley	(.46)	6/20/2011	(28,772)
1,100,000	VF, 8.5%,	Morgan
	10/1/2010	Stanley	(.45)	6/20/2011	(11,656)
3,855,000	VF, 8.5%,
	10/1/2010	UBS Warburg	(.45)	6/20/2011	(40,850)
3,200,000	Wolters Kluwer,
	5.125%, 1/27/2014	UBS Warburg	(.92)	9/20/2016	(53,577)
Total					(200,587)

The Fund 53

NOTES TO FINANCIAL STATEMENTS (continued)

The fund may enter into interest rate swaps which involve the exchange of commitments to pay and receive interest based on a notional principal amount.The following summarizes open interest rate swaps entered into by the fund at October 31, 2006:

					Unrealized
Notional	Reference		(Pay) Receive		Appreciation
Amount	Entity/Curency	Counterparty	Fixed Rate (%)	Expiration (Depreciation) ($)

43,790,000	USD-3 Month	J.P. Morgan
	LIBOR BBA	Chase Bank	5.56	8/3/2016	(127,183)
45,275,000	USD-3 Month
	LIBOR BBA	Merrill Lynch	5.43	6/8/2008	810,530
18,682,000	USD-3 Month	J.P. Morgan
	LIBOR BBA	Chase Bank	4.17	5/13/2008	1,419,255
7,501,000,000	JPY-6 Month
	YENiBOR	UBS Warburg	.88	5/11/2008	320,613
Total					2,423,215

Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of the agreement and are generally limited to the amount of net payments to be received, if any, at the date of default.

At October 31, 2006, the cost of investments for federal income tax purposes was $968,466,676; accordingly, accumulated net unrealized depreciation on investments was $860,237, consisting of $7,929,454 gross unrealized appreciation and $8,789,691 gross unrealized depreciation.

54

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees Dreyfus Premier Core Bond Fund

We have audited the accompanying statement of assets and liabilities, including the statements of investments, financial futures and options written, of Dreyfus Premier Core Bond Fund (the fund comprising Dreyfus Premier Fixed Income Funds) as of October 31, 2006, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances,but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included verification by examination of securities held by the custodian as of October 31, 2006 and confirmation of securities not held by the custodian by correspondence with oth-ers.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Premier Core Bond Fund at October 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with U. S. generally accepted accounting principles.

New York, New York December 12, 2006

The Fund 55

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund hereby designates .53% of the ordinary dividends paid during the fiscal year ended October 31, 2006 as qualifying for the corporate dividends received deduction.Also certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $113,141 represents the maximum amount that may be considered qualified dividend income. Shareholders will receive notification in January 2007 of the percentage applicable to the preparation of their 2006 income tax returns. Also, the Fund hereby designates 89.33% of ordinary income dividends paid during the fiscal year ended October 31, 2006 as qualifying “interest related dividends”.

56

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a Meeting of the fund’s Board of Trustees held on August 9, 2006, the Board considered the re-approval for an annual period of the fund’s Management Agreement, pursuant to which the Manager provides the fund with investment advisory and administrative services. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent, and quality of the services provided to the fund pursuant to the fund’s Management Agreement.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships that the Manager has with various intermediaries and the different needs of each. The Manager’s representatives noted the diversity of distribution of the fund as well as among the funds in the Dreyfus fund complex generally, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services in each distribution channel. The Board also reviewed the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting, and compliance infrastructure.

Comparative Analysis of the Fund’s Management Fee and Expense Ratio and Performance. The Board members reviewed reports prepared by Lipper, Inc., an independent provider of investment company data, which included information comparing the fund’s management fee and expense ratio with a group of comparable funds (the “Expense

The Fund 57

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Group”) and with a broader group of funds (the “Expense Universe”) that were selected by Lipper. Included in the fund’s reports were comparisons of contractual and actual management fee rates and total operating expenses.

The Board members also reviewed the reports prepared by Lipper that presented the fund’s performance for various periods ended June 30, 2006, and placed significant emphasis on comparisons of yield and total return performance for the fund to the same group of funds as the fund’s Expense Group (the “Performance Group”) and to a group of funds that was broader than the fund’s Expense Universe (the “Performance Universe”) that also were selected by Lipper. The Manager furnished these reports to the Board along with a description of the methodology Lipper used to select the fund’s Expense Group and Expense Universe, and Performance Group and Performance Universe.The Manager also provided a comparison of the fund’s total returns to the returns of the fund’s benchmark index for the past 10 calendar years.

The Board reviewed the results of the Expense Group and Expense Universe comparisons for various periods ended June 30, 2006. The Board reviewed the range of management fees and expense ratios of the funds in the Expense Group and Expense Universe, and noted that the fund’s contractual management fee was at the Expense Group median and that the actual management fee and total expense ratio were lower than the Expense Group and Expense Universe medians. The Board also noted the Manager’s current undertaking (covering the 1-year period through September 30, 2006) to limit the fund’s annual expense ratio to 0.65% (plus applicable share class distribution and servicing fees) and the Manager’s agreement, beginning October 1, 2006 to limit the fund’s annual expense ratio to 0.725% (plus applicable share class distribution and servicing fees) at least through October 31, 2007.

With respect to the fund’s performance, the Board noted that the fund was the top ranked fund on a total return basis in the Performance Group for the 1-year, 2-year, and 10-year time periods, and achieved a total return higher than the Performance Universe median in 5 of the 6 reported time periods up to 10 years.The Board noted the contribu-

58

tions of the fund’s primary portfolio manager, who was appointed to manage the fund on January 31, 2005, in achieving the reported total return results for the 1-year and 2-year periods. On a yield performance basis, the Board noted that the fund achieved 1-year yields that were higher than the Performance Group median and Performance Universe median in each reported time period up to 10 years.

Representatives of the Manager also reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds managed by the Manager or its affiliates with similar investment objectives, policies, and strategies, and in the same Lipper category, as the fund (the “Similar Funds”). The Board members also reviewed the fees paid by institutional separate accounts managed by the Active Core Strategies Team at Standish Mellon Asset Management (“SMAM”), an affiliate of the Manager, with similar investment objectives, policies, and strategies as the fund (the “Separate Accounts” and, collectively, with the Similar Funds, the “Similar Accounts”).The Manager’s representatives explained the nature of the Similar Accounts and the differences, from the Manager’s perspective, in management of the Similar Accounts as compared to managing and providing services to the fund. The Manager’s representatives advised the Board that the fee schedules for the Separate Accounts were tied to SMAM’s internal cost structure and negotiated rates with its institutional clients.The Board analyzed differences in fees paid to the Manager and discussed the relationship of the advisory fees paid in light of the Manager’s performance and the services provided. The Board members considered the relevance of the fee information provided for the Similar Accounts managed by the Manager to evaluate the appropriateness and reasonableness of the fund’s management fee. The Manager’s representatives noted that there were no similarly managed wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies, and strategies as the fund.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager for the fund and the method used to determine such expenses and profit.The Board previously had been provided

The Fund 59

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

with information prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund com-plex.The Board also was informed that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable.The consulting firm also analyzed where any economies of scale might emerge in connection with the management of a fund. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, including any decline in fund assets from the prior year, and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. The Board members also considered potential benefits to the Manager from acting as investment adviser to the fund and noted that there were no soft dollar arrangements in effect with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by the Manager, including the nature, extent, and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if the fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. It was noted that the profitability percentage for managing the fund was within ranges determined by appropriate court cases to be reasonable given the services rendered and the fund’s overall performance and generally superior service levels provided.The Board also noted the Manager’s limitation of the fund’s expense ratio over the past year and its effect on the profitability of the Manager.

60

At the conclusion of these discussions,each Board member expressed the opinion that he or she had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on their discussions and considerations as described above, the fund’s Board made the following conclusions and determinations.

• The Board concluded that the nature, extent, and quality of the services provided by the Manager to the fund are adequate and appropriate.

• The Board was satisfied with the fund’s performance.

• The Board concluded that the fee paid to the Manager by the fund was reasonable in light of the services provided, comparative performance and expense and management fee information, including the Manager’s undertakings to limit the fund’s expense ratio, costs of the services provided and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the management fee rate charged to the fund, and that, to the extent in the future it were to be determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

The Fund 61

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (63) Chairman of the Board (1995)
Principal Occupation During Past 5 Years: • Corporate Director and Trustee
Other Board Memberships and Affiliations:
  The Muscular Dystrophy Association, Director
  Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
  The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
  Sunair Services Corporation, engaging in the design, manufacture and sale of high frequency systems for long-range voice and data communications, as well as providing certain outdoor-related services to homes and businesses, Director

No. of Portfolios for which Board Member Serves: 189

———————
David W. Burke (70) Board Member (1994)
Principal Occupation During Past 5 Years: • Corporate Director and Trustee
Other Board Memberships and Affiliations:

  John F. Kennedy Library Foundation, Director
  U.S.S. Constitution Museum, Director
No. of Portfolios for which Board Member Serves: 80

———————
Diane Dunst (67) Board Member (1990)
Principal Occupation During Past 5 Years: • President, Huntting House Antiques
No. of Portfolios for which Board Member Serves: 9

———————
Jay I. Meltzer (78) Board Member (1991)
Principal Occupation During Past 5 Years:

  Physician, Internist and Specialist in Clinical Hypertension
  Clinical Professor of Medicine at Columbia University & College of Physicians and Surgeons
  Faculty Associate, Center for Bioethics, Columbia
No. of Portfolios for which Board Member Serves: 9
62

Daniel Rose (77) Board Member (1992)
Principal Occupation During Past 5 Years:
  Chairman and Chief Executive Officer of Rose Associates, Inc., a New York based real estate development and management firm
Other Board Memberships and Affiliations:
  Baltic-American Enterprise Fund,Vice Chairman and Director
  Harlem Educational Activities Fund, Inc., Chairman
  Housing Committee of the Real Estate Board of New York, Inc., Director
No. of Portfolios for which Board Member Serves: 18

———————
Warren B. Rudman (76) Board Member (1993)
Principal Occupation During Past 5 Years:

  Of Counsel to (from January 1993 to December 31, 2003, Partner in) the law firm Paul, Weiss, Rifkind,Wharton & Garrison LLP
Other Board Memberships and Affiliations:
  Collins & Aikman Corporation, Director
  Allied Waste Corporation, Director
  Raytheon Company, Director
  Boston Scientific, Director
No. of Portfolios for which Board Member Serves: 18

———————
Sander Vanocur (78) Board Member (1992)
Principal Occupation During Past 5 Years: • President, Old Owl Communications
No. of Portfolios for which Board Member Serves: 18

———————

Once elected all Board Members serve for an indefinite term.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund's Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

Rosalind Gersten Jacobs, Emeritus Board Member

The Fund 63

OFFICERS OF THE FUND (Unaudited)

STEPHEN E. CANTER, President since March 2000.

Chairman of the Board and Chief Executive Officer of the Manager, and an officer of 90 investment companies (comprised of 189 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 61 years old and has been an employee of the Manager since May 1995.

MARK N. JACOBS, Vice President since March 2000.

Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 91 investment companies (comprised of 205 portfolios) managed by the Manager. He is 60 years old and has been an employee of the Manager since June 1977.

MICHAEL A. ROSENBERG, Vice President and Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 205 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since October 1991.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Associate General Counsel and Assistant Secretary of the Manager, and an officer of 91 investment companies (comprised of 205 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 205 portfolios) managed by the Manager. She is 50 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 205 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since June 2000.

JANETTE E. FARRAGHER, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 205 portfolios) managed by the Manager. She is 43 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 205 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since February 1991.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 205 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 205 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 91 investment companies (comprised of 205 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since April 1985.

64

ERIK D. NAVILOFF, Assistant Treasurer since December 2002.

Senior Accounting Manager – Taxable Fixed Income Funds of the Manager, and an officer of 91 investment companies (comprised of 205 portfolios) managed by the Manager. He is 38 years old and has been an employee of the Manager since November 1992.

ROBERT ROBOL, Assistant Treasurer since August 2005.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 91 investment companies (comprised of 205 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since October 1988.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 91 investment companies (comprised of 205 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since November 1990.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 91 investment companies (comprised of 205 portfolios) managed by the Manager. He is 38 years old and has been an employee of the Manager since April 1991.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (91 investment companies, comprised of 205 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon's Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 49 years old and has served in various capacities with the Manager since 1980, including manager of the firm's Fund Accounting Department from 1997 through October 2001.

WILLIAM GERMENIS, Anti-Money Laundering Compliance Officer since August 2002.

Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 87 investment companies (comprised of 201 portfolios) managed by the Manager. He is 36 years old and has been an employee of the Distributor since October 1998.

The Fund 65

For More	Information

Dreyfus Premier	Transfer Agent &
Core Bond Fund	Dividend Disbursing Agent
200 Park Avenue
Dreyfus Transfer, Inc.
New York, NY 10166
200 Park Avenue
Manager	New York, NY 10166
The Dreyfus Corporation	Distributor
200 Park Avenue
Dreyfus Service Corporation
New York, NY 10166
200 Park Avenue
Custodian	New York, NY 10166
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2006, is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3. Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Joseph S. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $35,208 in 2005 and $36,881 in 2006.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $9,450 in 2005 and $5,122 in 2006. These services consisted of security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2005 and $0 in 2006.

Note: For the second paragraph in each of (b) through (d) of this Item 4, certain of such services were not pre-approved prior to May 6, 2003, when such services were required to be pre-approved. On and after May 6, 2003, 100% of all services provided by the Auditor were pre-approved as required. For comparative purposes, the fees shown assume that all such services were pre-approved, including services that were not pre-approved prior to the compliance date of the pre-approval requirement.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $5,894 in 2005 and $3,379 in 2006. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies (as applicable).

The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates which required pre-approval by the Audit Committee were $0 in 2005 and $0 in 2006.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $1,257 in 2005 and $2,199 in 2006. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee were $0 in 2005 and $0 in 2006.

Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $755,822 in 2005 and $436,321 in 2006.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Auditor's independence.

Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable.
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Code of ethics referred to in Item 2.
(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3) Not applicable.
(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PREMIER FIXED INCOME FUNDS
By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	December 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	December 28, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	December 28, 2006

EXHIBIT INDEX

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)